Income Taxes - Narrative (Details)	12 Months Ended			24 Months Ended	33 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%	24.53%	21.00%	21.00%
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years